Investments in Equity Accounted Investees - Summary of Reconciliation of Carrying Amount of Investments in Associates and Joint Ventures (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Beginning balance	$ 3,807	$ 2,566
Capital contributions	621	1,076
Share of net income (loss)	(936)	165
Ending balance	3,492	3,807
Whistler [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Beginning balance	3,807	2,566
Capital contributions		1,076
Share of net income (loss)	231	165
Ending balance	4,038	$ 3,807
MedMen Canada [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Capital contributions	101
Share of net income (loss)	(276)
Ending balance	(175)
Cronos GrowCo [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Capital contributions	100
Share of net income (loss)	(129)
Ending balance	(29)
Cronos Australia [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Capital contributions	420
Share of net income (loss)	(762)
Ending balance	$ (342)